Summary Of Amortized Cost Of Mortgage Loans (Detail) - Mortgage loans, net of allowance [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summary of the amortized cost of mortgage loans
Total amortized cost	$ 8,422	$ 7,296
Total valuation allowance	26	26
Mortgage loans, net of allowance	8,396	7,270
Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	8,403	7,279
Non-specific reserves	23	21
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	19	17
Specific reserves	$ 3	$ 5